Notes Payable - Related Party, Disclosure	12 Months Ended
Dec. 31, 2015
Notes
Notes Payable - Related Party, Disclosure

NOTE 9 - NOTES PAYABLE - RELATED PARTY

On December 15, 2011, the Company issued a Promissory Grid Note to a director of the Company whereby formalizing various advances previously received from the director in the amount of $51,300 and allowing for future advances up to $250,000. The note is non-interest bearing, unsecured and matures on December 15, 2014. The Company imputed interest at a rate of 2% per annum and recorded a discount in the amount of $10,640. In connection with one of the previous advances in the amount of $25,000, the Company issued warrants to purchase up to 250,000 shares of the Company’s common stock at a price per share of $1.00 resulting in an additional discount of $17,709. The total discount attributable to the Grid Note totaled $28,349 and is being amortized to interest expense over the term of the note. During the years ended December 31, 2015 and December 31, 2014, the Company repaid $6,000 and $55,000 of the principal balance of the loan, respectively.

During the year ended December 31, 2014, the Company recorded a $100,000 note payable to a director of the Company. The note was non-interest bearing and unsecured. The Company imputed interest at a rate of 2% per annum and recorded a discount in the amount of $110. This note was paid in full with shares at December 31, 2015.

During the years ended December 31, 2015 and December 31, 2014, respectively, interest expense of $55 and $1,994 related to amortization of the discount and interest on the unpaid notes was recorded.